UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
Quarterly Schedule of Portfolio Holdings of
Registered Management Investment Company

Investment Company Act File Number: 811-4318

The American Funds Income Series
(Exact Name of Registrant as specified in charter)

333 South Hope Street
Los Angeles, California 90071
(Address of principal executive offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: August 31

Date of reporting period: November 30, 2005

Kimberly S. Verdick
Capital Research and Management Company
333 South Hope Street
Los Angeles, California 90071
(name and address of agent for service)

Copies to:
Michael Glazer
Paul, Hastings, Janofsky & Walker LLP
515 South Flower Street
Los Angeles, California 90071
(Counsel for the Registrant)

ITEM 1 - Schedule of Investments

[Logo - American Funds ®]

U.S. Government Securities FundSM
Investment portfolio

November 30, 2005
unaudited

	Principal amount	Market value
Bonds & notes — 98.22%	(000)	(000)

U.S. TREASURY BONDS & NOTES — 45.72%
U.S. Treasury 4.625% 2006[1]	$ 9,600	$ 9,614
U.S. Treasury 5.625% 2006[1]	7,125	7,151
U.S. Treasury 6.875% 2006[1]	28,000	28,319
U.S. Treasury 3.125% 2007	28,775	28,251
U.S. Treasury 3.75% 2007	46,000	45,594
U.S. Treasury 3.375% 2008	25,500	24,781
U.S. Treasury 3.625% 2008[2]	8,432	8,682
U.S. Treasury 5.625% 2008	12,000	12,338
U.S. Treasury 3.625% 2009	280,100	272,747
U.S. Treasury 6.00% 2009[1]	1,155	1,217
U.S. Treasury 4.00% 2010	72,500	71,294
U.S. Treasury 5.75% 2010[1]	71,435	75,470
U.S. Treasury 5.00% 2011	11,500	11,831
U.S. Treasury 5.00% 2011	225	231
U.S. Treasury 3.00% 2012[2]	752	794
U.S. Treasury 4.375% 2012	17,355	17,255
U.S. Treasury 3.625% 2013[1]	20,000	18,941
U.S. Treasury 3.875% 2013	50,485	48,600
U.S. Treasury 4.25% 2013	47,500	46,721
U.S. Treasury 12.00% 2013	10,000	11,881
U.S. Treasury 2.00% 2014[2]	22,047	21,845
U.S. Treasury 4.00% 2014	4,435	4,277
U.S. Treasury 4.25% 2014	61,250	60,035
U.S. Treasury 7.50% 2016	5,750	7,145
U.S. Treasury 9.25% 2016	29,380	40,375
U.S. Treasury 8.125% 2019	8,000	10,705
U.S. Treasury 8.875% 2019	20,100	28,222
U.S. Treasury 7.875% 2021	7,155	9,523
U.S. Treasury 6.50% 2026	12,750	15,567
U.S. Treasury 3.875% 2029[2]	604	795
U.S. Treasury 5.25% 2029	38,000	40,411
U.S. Treasury 6.25% 2030	21,650	26,227
U.S. Treasury 5.375% 2031[1]	63,146	69,362
U.S. Treasury 3.375% 2032[2]	571	721
U.S. Treasury Principal Strip 0% 2011	5,285	4,082
U.S. Treasury Principal Strip 0% 2019	21,790	11,600
		1,092,604

MORTGAGE-BACKED OBLIGATIONS[3] — 42.66%
Government National Mortgage Assn. 7.50% 2009	$ 75	$ 76
Government National Mortgage Assn. 7.50% 2009	38	40
Government National Mortgage Assn. 9.00% 2009	232	240
Government National Mortgage Assn. 9.50% 2009	47	49
Government National Mortgage Assn. 7.50% 2011	117	123
Government National Mortgage Assn. 7.50% 2011	12	12
Government National Mortgage Assn. 5.50% 2013	131	133
Government National Mortgage Assn. 6.00% 2013	856	881
Government National Mortgage Assn. 6.00% 2014	4,311	4,431
Government National Mortgage Assn. 6.00% 2014	523	537
Government National Mortgage Assn. 6.00% 2014	413	424
Government National Mortgage Assn. 6.00% 2014	319	327
Government National Mortgage Assn. 6.00% 2014	148	152
Government National Mortgage Assn. 6.50% 2014	457	474
Government National Mortgage Assn. 6.50% 2014	453	469
Government National Mortgage Assn. 6.50% 2014	438	454
Government National Mortgage Assn. 6.50% 2014	283	293
Government National Mortgage Assn. 6.50% 2014	235	244
Government National Mortgage Assn. 6.50% 2014	221	229
Government National Mortgage Assn. 6.50% 2014	197	204
Government National Mortgage Assn. 6.50% 2014	177	183
Government National Mortgage Assn. 6.50% 2014	163	169
Government National Mortgage Assn. 6.50% 2014	136	141
Government National Mortgage Assn. 6.50% 2014	133	138
Government National Mortgage Assn. 6.50% 2014	114	118
Government National Mortgage Assn. 6.50% 2014	18	19
Government National Mortgage Assn. 6.50% 2014	16	17
Government National Mortgage Assn. 5.50% 2016	1,073	1,086
Government National Mortgage Assn. 5.50% 2016	657	666
Government National Mortgage Assn. 5.50% 2016	576	584
Government National Mortgage Assn. 5.50% 2016	516	523
Government National Mortgage Assn. 5.50% 2016	494	500
Government National Mortgage Assn. 5.50% 2016	440	446
Government National Mortgage Assn. 5.50% 2016	438	443
Government National Mortgage Assn. 5.50% 2016	387	392
Government National Mortgage Assn. 5.50% 2016	333	337
Government National Mortgage Assn. 5.50% 2016	308	312
Government National Mortgage Assn. 5.50% 2016	257	260
Government National Mortgage Assn. 5.50% 2016	236	239
Government National Mortgage Assn. 5.50% 2016	234	237
Government National Mortgage Assn. 5.50% 2016	136	138
Government National Mortgage Assn. 5.50% 2016	114	115
Government National Mortgage Assn. 6.00% 2016	1,665	1,708
Government National Mortgage Assn. 6.00% 2016	864	886
Government National Mortgage Assn. 6.00% 2016	771	791
Government National Mortgage Assn. 6.00% 2016	479	491
Government National Mortgage Assn. 6.50% 2016	588	608
Government National Mortgage Assn. 6.50% 2016	498	515
Government National Mortgage Assn. 9.00% 2016	91	99
Government National Mortgage Assn. 5.50% 2017	6,074	6,149
Government National Mortgage Assn. 5.50% 2017	4,821	4,880
Government National Mortgage Assn. 6.00% 2017	558	573
Government National Mortgage Assn. 6.00% 2017	528	542
Government National Mortgage Assn. 10.00% 2019	1,689	1,923
Government National Mortgage Assn. 8.50% 2020	39	42
Government National Mortgage Assn. 8.50% 2021	79	85
Government National Mortgage Assn. 8.50% 2021	26	28
Government National Mortgage Assn. 10.00% 2021	552	633
Government National Mortgage Assn. 8.50% 2022	26	28
Government National Mortgage Assn. 8.50% 2022	25	26
Government National Mortgage Assn. 8.50% 2022	6	7
Government National Mortgage Assn. 8.50% 2023	26	28
Government National Mortgage Assn. 6.00% 2028	3,050	3,112
Government National Mortgage Assn. 6.00% 2028	1,632	1,665
Government National Mortgage Assn. 6.50% 2028	247	256
Government National Mortgage Assn. 5.00% 2034[4]	3,985	3,973
Government National Mortgage Assn. 5.00% 2034[4]	2,931	2,922
Government National Mortgage Assn. 4.00% 2035[4]	13,589	13,270
Government National Mortgage Assn. 4.00% 2035[4]	12,445	12,101
Government National Mortgage Assn. 4.00% 2035[4]	9,831	9,558
Government National Mortgage Assn. 4.00% 2035[4]	4,165	4,058
Government National Mortgage Assn. 4.50% 2035[4]	14,060	13,875
Government National Mortgage Assn. 4.50% 2035[4]	13,143	12,954
Government National Mortgage Assn. 5.00% 2035[4]	42,963	42,817
Government National Mortgage Assn. 5.00% 2035	28,355	27,713
Government National Mortgage Assn. 5.00% 2035	21,965	21,405
Government National Mortgage Assn. 5.00% 2035[4]	3,165	3,154
Government National Mortgage Assn. 5.50% 2035	52,734	52,413
Government National Mortgage Assn. 5.50% 2035	24,157	24,010
Government National Mortgage Assn. 5.50% 2035	16,926	16,823
Government National Mortgage Assn. 5.50% 2035	7,000	6,957
Government National Mortgage Assn. 6.00% 2035	38,154	38,623
Government National Mortgage Assn. 6.00% 2035	38,034	38,465
Government National Mortgage Assn. 6.00% 2035	20,545	20,798
Government National Mortgage Assn. 6.00% 2035	19,886	20,131
Government National Mortgage Assn. 6.00% 2035	16,626	16,830
Government National Mortgage Assn. 6.00% 2035	9,759	9,879
Government National Mortgage Assn. 6.50% 2035	11,889	12,290
Government National Mortgage Assn. 6.50% 2035	8,245	8,523
Government National Mortgage Assn., Series 2004-84, Class A, 3.624% 2017	8,461	8,189
Government National Mortgage Assn., Series 2002-28, Class A, 4.776% 2018	2,292	2,298
Fannie Mae 8.50% 2007	10	11
Fannie Mae 8.50% 2008	7	8
Fannie Mae 7.00% 2009	68	69
Fannie Mae 7.00% 2009	67	68
Fannie Mae 9.00% 2009	30	31
Fannie Mae 7.00% 2010	535	552
Fannie Mae 8.50% 2010	31	32
Fannie Mae 7.00% 2011	34	35
Fannie Mae 9.50% 2011	35	37
Fannie Mae 8.50% 2013	18	18
Fannie Mae 8.50% 2014	28	28
Fannie Mae 6.00% 2017	2,002	2,046
Fannie Mae 7.00% 2017	303	313
Fannie Mae 12.00% 2019	913	1,058
Fannie Mae 9.50% 2022	82	91
Fannie Mae 11.117% 2025[4]	6,176	7,146
Fannie Mae 9.50% 2026	405	452
Fannie Mae 8.50% 2027	30	32
Fannie Mae 7.00% 2028	248	260
Fannie Mae 7.00% 2028	188	197
Fannie Mae 7.50% 2029	538	566
Fannie Mae 7.00% 2030	150	157
Fannie Mae 7.50% 2030	141	148
Fannie Mae 7.50% 2030	44	46
Fannie Mae 6.50% 2031	434	446
Fannie Mae 6.50% 2031	275	282
Fannie Mae 6.50% 2031	232	238
Fannie Mae 7.00% 2031	113	118
Fannie Mae 7.50% 2031	428	450
Fannie Mae 7.50% 2031	141	148
Fannie Mae 7.50% 2031	137	144
Fannie Mae 7.50% 2031	127	134
Fannie Mae 8.00% 2031	5,420	5,776
Fannie Mae 6.50% 2032	3,802	3,905
Fannie Mae 6.50% 2032	1,822	1,871
Fannie Mae 6.50% 2032	564	579
Fannie Mae 6.50% 2032	285	292
Fannie Mae 7.00% 2032	2,024	2,113
Fannie Mae 3.797% 2033[4]	4,640	4,546
Fannie Mae 4.032% 2033[4]	601	590
Fannie Mae 4.059% 2033[4]	3,097	3,054
Fannie Mae 4.181% 2033[4]	12,827	12,671
Fannie Mae 4.43% 2033[4]	5,971	5,912
Fannie Mae 6.00% 2034	5,448	5,481
Fannie Mae 6.00% 2034	5,250	5,282
Fannie Mae 6.00% 2034	3,886	3,910
Fannie Mae 6.00% 2034	270	272
Fannie Mae 6.00% 2034	220	222
Fannie Mae 4.489% 2035[4]	5,350	5,270
Fannie Mae 4.50% 2035[4]	3,189	3,140
Fannie Mae 4.592% 2035[4]	5,143	5,073
Fannie Mae 5.00% 2035	10,943	10,529
Fannie Mae 5.00% 2035	7,195	6,922
Fannie Mae 5.50% 2035	18,750	18,629
Fannie Mae 5.50% 2035	13,187	13,006
Fannie Mae 5.50% 2035	8,250	8,122
Fannie Mae 6.00% 2035	64,000	64,345
Fannie Mae 6.00% 2035	16,625	16,726
Fannie Mae 6.00% 2035	6,277	6,317
Fannie Mae, Series 91-50, Class H, 7.75% 2006	15	16
Fannie Mae, Series 1997-M5, Class C, ACES, 6.74% 2007	5,000	5,123
Fannie Mae, Series 1998-M6, Class A-2, ACES, 6.32% 2008	1,544	1,587
Fannie Mae, Series 2003-T1, Class B, 4.491% 2012	15,000	14,621
Fannie Mae, Series 2002-T11, Class A, 4.769% 2012	6,187	6,163
Fannie Mae, Trust 35, Class 2, 12.00% 2018	30	34
Fannie Mae, Series 90-93, Class G, 5.50% 2020	122	119
Fannie Mae, Series 1992-119, Class Z, 8.00% 2022	371	398
Fannie Mae, Series 2001-4, Class NA, 11.874% 2025[4]	5,795	6,539
Fannie Mae, Series 1997-M6, Class ZA, 6.85% 2026	17,568	18,125
Fannie Mae, Series 2002-W3, Class A-5, 7.50% 2028	1,371	1,435
Fannie Mae, Series 2002-W7, Class A-5, 7.50% 2029	4,566	4,788
Fannie Mae, Series 2001-20, Class E, 9.606% 2031[4]	173	191
Fannie Mae, Series 2001-20, Class C, 12.033% 2031[4]	783	878
Fannie Mae, Series 2003-M2, Class D, 4.68% 2033[4]	11,000	9,909
Fannie Mae, Series 2005-29, Class AK, 4.50% 2035	13,653	13,244
Fannie Mae, Series 1999-T2, Class A-1, 7.50% 2039	1,682	1,764
Fannie Mae, Series 2003-W4, Class 1A-3, 3.991% 2040	2,336	2,312
Fannie Mae, Series 2002-W1, Class 2A, 7.50% 2042	1,367	1,427
Freddie Mac 8.25% 2007	19	19
Freddie Mac 7.00% 2008	42	43
Freddie Mac 8.75% 2008	26	26
Freddie Mac 8.50% 2009	53	55
Freddie Mac 8.00% 2012	42	44
Freddie Mac 6.00% 2014	335	342
Freddie Mac 4.00% 2015	3,116	2,956
Freddie Mac 12.00% 2015	20	23
Freddie Mac 6.00% 2017	1,089	1,112
Freddie Mac 8.00% 2017	380	402
Freddie Mac 8.50% 2018	15	16
Freddie Mac 8.50% 2020	274	295
Freddie Mac 8.50% 2021	86	93
Freddie Mac 10.00% 2025	2,174	2,478
Freddie Mac 4.065% 2033[4]	10,655	10,468
Freddie Mac 4.613% 2035[4]	8,659	8,525
Freddie Mac 4.647% 2035[4]	25,684	25,299
Freddie Mac 5.00% 2035	17,959	17,272
Freddie Mac 5.00% 2035	14,899	14,329
Freddie Mac 5.00% 2035	14,000	13,464
Freddie Mac 5.00% 2035	7,250	6,972
Freddie Mac 5.00% 2035	7,000	6,729
Freddie Mac 5.50% 2035	3,500	3,452
Freddie Mac 5.50% 2035	3,500	3,452
Freddie Mac 6.00% 2035	65,305	65,744
Freddie Mac 6.50% 2035	5,704	5,843
Freddie Mac 6.50% 2035	1,446	1,481
Freddie Mac 6.50% 2035	787	807
Freddie Mac, Series H009, Class A-2, 1.876% 2008[4]	500	497
Freddie Mac, Series 2289-NA, 11.98% 2020[4]	3,544	3,978
Freddie Mac, Series 178, Class Z, 9.25% 2021	107	110
Freddie Mac, Series 2289, Class NB, 11.493% 2022[4]	678	761
Freddie Mac, Series 1567, Class A, 4.525% 2023[4]	87	82
Freddie Mac, Series T-041, Class 3-A, 7.50% 2032	1,127	1,178
Freddie Mac, Series 2977, Class NX, 5.50% 2035	10,875	10,561
Freddie Mac, Series 3061, Class PN, 5.50% 2035	5,625	5,615
Paine Webber CMO, Series O, Class 5, 9.50% 2019[5]	327	350
		1,019,421

FEDERAL AGENCY BONDS & NOTES — 9.84%
Freddie Mac 3.35% 2007	7,000	6,815
Freddie Mac 5.125% 2008	5,000	5,055
Freddie Mac 5.75% 2009	35,000	36,055
Freddie Mac 4.125% 2010	52,000	50,532
Small Business Administration, Series 2001-20K, 5.34% 2021[3]	3,569	3,635
Small Business Administration, Series 2001-20J, 5.76% 2021[3]	1,784	1,840
Small Business Administration, Series 2001-20F, 6.44% 2021[3]	6,407	6,740
Small Business Administration, Series 2002-20J, 4.75% 2022[3]	6,673	6,581
Small Business Administration, Series 2002-20K, 5.08% 2022[3]	6,745	6,768
Small Business Administration, Series 2003-20B, 4.84% 2023[3]	10,728	10,634
Small Business Administration, Series 2003-20J, 4.92% 2023[3]	9,096	9,043
Republic of Egypt; United States Agency for International Development, 4.45% 2015	26,750	26,055
State of Israel; United States Agency for International Development, Class 1-A, 5.50% 2023	5,000	5,306
Federal Home Loan Bank 3.70% 2007	14,535	14,286
Federal Home Loan Bank 3.75% 2008	1,000	973
Federal Home Loan Bank 5.75% 2008	7,725	7,893
Fannie Mae 6.625% 2009	11,900	12,654
Federal Agricultural Mortgage Corp. 4.25% 2008	9,250	9,122
United States Government-Guaranteed Certificates of Participation, Overseas Private Investment Corp.,
Series 2000-044-A, 3.74% 2015[3]	6,868	6,553
United States Government-Guaranteed Ship Financing Obligations, Rowan Companies, Inc. (Title XI) 5.88% 2012[3]	5,910	6,076
United States Government-Guaranteed, Perforadora Centrale SA de CV (Title XI) 4.92% 2018[3]	2,702	2,698
		235,314

Total bonds & notes (cost: $2,373,175,000)		2,347,339

Short-term securities — 9.95%

U.S. Treasury Bills 3.44%-4.149% due 12/8/2005-4/20/2006[1]	196,400	195,889
Federal Home Loan Bank 3.88% due 12/1/2005	41,900	41,896

Total short-term securities (cost: $237,784,000)		237,785

Total investment securities (cost: $2,610,959,000)		2,585,124
Other assets less liabilities		(195,319)

Net assets		$2,389,805

1This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.
2Index-linked bond whose principal amount moves with a government retail price index.
3Pass-through securities backed by a pool of mortgages or other loans on which principal payments are periodically made. Therefore, the effective maturities are shorter than the stated maturities.
4Coupon rate may change periodically.
5Comprised of federal agency originated or guaranteed loans.

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$ 6,907
Gross unrealized depreciation on investment securities	(32,742)
Net unrealized depreciation on investment securities	(25,835)
Cost of investment securities for federal income tax purposes	2,610,959

MFGEFP-922-0106P-S4513

ITEM 2 - Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 - Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940, as amended, and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE AMERICAN FUNDS INCOME SERIES

By /s/ John H. Smet
John H. Smet, President and PEO

Date: January 27, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ John H. Smet
John H. Smet, President and PEO

Date: January 27, 2006

By /s/ Sharon G. Moseley
Sharon G. Moseley, Treasurer and PFO

Date: January 27, 2006